DISCONTINUED OPERATIONS - Cash flow (Details) - Held for sale - Store+ ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Intangible Assets, Net	¥ 101,179
Goodwill	¥ 201,668